UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Washington Asset Management, Ltd.

Address:  712 5th Avenue, 11th Floor
          New York, New York 10019

13F File Number: 28-11179

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Charles M. Tiar
Title:  Chief Executive Officer
Phone:  (212) 265-9600


Signature, Place and Date of Signing:


/s/ Charles M. Tiar            New York, New York             August 4, 2006
--------------------           ------------------         --------------------
     [Signature]                [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:      113

Form 13F Information Table Value Total:  $84,490
                                          (x000s)


List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                         COLUMN  2         COLUMN 3     COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7   COLUMN 8

                                 TITLE                          VALUE     SHRS OR  SH/ PUT/   INVESTMT   OTHER  VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS          CUSIP        (X$1000)  PRN AMT  PRN CALL   DISCRETN   MGRS  SOLE     SHARED  NONE
--------------                   --------          -----        --------  -------  --- ----   --------   ----  ----     ------  ----
ABRAXAS PETE CORP                COM               003830106      138       31,900 SH         SOLE        NONE   31,900
ACTIVIDENTITY CORP               COM               00506P103       73       16,000 SH         SOLE        NONE   16,000
AGERE SYS INC                    COM               00845V308    2,696      183,400 SH         SOLE        NONE  183,400
AMERICAN COMMERCIAL LINES        COM NEW           025195207      236        3,912 SH         SOLE        NONE    3,912
APACHE CORP                      COM               037411105      751       11,000 SH         SOLE        NONE   11,000
APPLE COMPUTER INC               COM               037833100      802       14,000 SH         SOLE        NONE   14,000
ARMOR HOLDINGS INC               COM               042260109    2,687       49,000 SH         SOLE        NONE   49,000
ASTEC INDS INC                   COM               046224101      723       21,200 SH         SOLE        NONE   21,200
ATHEROGENICS INC                 COM               047439104      261       20,000 SH         SOLE        NONE   20,000
BANKUNITED FINL CORP             CL A              06652B103      710       23,275 SH         SOLE        NONE   23,275
BLOCKBUSTER INC                  CL A              093679108       62       12,500 SH         SOLE        NONE   12,500
BROOKS AUTOMATION INC            COM               114340102    1,001       84,800 SH         SOLE        NONE   84,800
BRUSH ENGINEERED MATLS INC       COM               117421107    1,265       60,654 SH         SOLE        NONE   60,654
CABOT OIL & GAS CORP             COM               127097103      735       15,000 SH         SOLE        NONE   15,000
CAMCO FINL CORP                  COM               132618109      588       42,210 SH         SOLE        NONE   42,210
CECO ENVIRONMENTAL CORP          COM               125141101      724       90,487 SH         SOLE        NONE   90,487
CF INDS HLDGS INC                COM               125269100      545       38,200 SH         SOLE        NONE   38,200
CHESAPEAKE ENERGY CORP           COM               165167107    1,993       65,894 SH         SOLE        NONE   65,894
CHICAGO BRIDGE & IRON CO N V     NY REGISTRY SH    167250109    1,304       54,000 SH         SOLE        NONE   54,000
CLEVELAND CLIFFS INC             COM               185896107    1,348       17,000 SH         SOLE        NONE   17,000
COLUMBIA LABS INC                COM               197779101      804      229,632 SH         SOLE        NONE  229,632
COMMUNITY BK SYS INC             COM               203607106      202       10,000 SH         SOLE        NONE   10,000
COMPTON PETE CORP                COM               204940100      384       33,300 SH         SOLE        NONE   33,300
CONOCOPHILLIPS                   COM               20825C104      655       10,000 SH         SOLE        NONE   10,000
CONSOLIDATED WATER CO INC        ORD               G23773107    1,787       72,682 SH         SOLE        NONE   72,682
CREDENCE SYS CORP                COM               225302108      385      110,000 SH         SOLE        NONE  110,000
DARLING INTL INC                 COM               237266101      402       88,800 SH         SOLE        NONE   88,800
DRESSER-RAND GROUP INC           COM               261608103      352       15,000 SH         SOLE        NONE   15,000
ELECTRO SCIENTIFIC INDS          COM               285229100      360       20,000 SH         SOLE        NONE   20,000
ENGLOBAL CORP                    COM               293306106      380       48,800 SH         SOLE        NONE   48,800
ENSCO INTL INC                   COM               26874Q100      966       21,000 SH         SOLE        NONE   21,000
FASTENAL CO                      COM               311900104      201        5,000 SH         SOLE        NONE    5,000
FLAMEL TECHNOLOGIES SA           SPONSORED ADR     338488109      462       25,000 SH         SOLE        NONE   25,000
FOSTER WHEELER LTD               SHS NEW           G36535139    1,090       25,225 SH         SOLE        NONE   25,225
GENERAL ELECTRIC CO              COM               369604103      659       20,000 SH         SOLE        NONE   20,000
GOODRICH PETE CORP               COM NEW           382410405    1,011       35,600 SH         SOLE        NONE   35,600
GRAFTECH INTL LTD                COM               384313102      356       61,300 SH         SOLE        NONE   61,300
GREENBRIER COS INC               COM               393657101    1,198       36,600 SH         SOLE        NONE   36,600
GRUPO TMM S A                    SP ADR A SHS      40051D105       81       20,000 SH         SOLE        NONE   20,000
HEXCEL CORP NEW                  COM               428291108    1,536       97,800 SH         SOLE        NONE   97,800
IMCLONE SYS INC                  COM               45245W109      788       20,400 SH         SOLE        NONE   20,400
INFRASOURCE SVCS INC             COM               45684P102    1,227       67,400 SH         SOLE        NONE   67,400
INNOSPEC INC                     COM               45768S105      201        7,900 SH         SOLE        NONE    7,900
INTEGRATED DEVICE TECHNOLOGY     COM               458118106      681       48,000 SH         SOLE        NONE   48,000
INTERNET CAP GROUP INC           COM NEW           46059C205      590       65,608 SH         SOLE        NONE   65,608
INTEROIL CORP                    COM               460951106      921       48,482 SH         SOLE        NONE   48,482
IPASS INC                        COM               46261V108      416       74,300 SH         SOLE        NONE   74,300
KITTY HAWK INC                   COM NEW           498326206       77       94,800 SH         SOLE        NONE   94,800
KMG CHEMICALS INC                COM               482564101       80       10,400 SH         SOLE        NONE   10,400
KNBT BANCORP INC                 COM               482921103      386       23,353 SH         SOLE        NONE   23,353
LCC INTERNATIONAL INC            CL A              501810105      646      173,266 SH         SOLE        NONE  173,266
MARTEK BIOSCIENCES CORP          COM               572901106      261        9,000 SH         SOLE        NONE    9,000
MATRIX SVC CO                    COM               576853105    1,077       94,100 SH         SOLE        NONE   94,100
MCDONALD'S CORP                  COM               580135101    1,008       30,000 SH         SOLE        NONE   30,000
MDC PARTNERS INC                 CL A SUB VTG      552697104      290       35,400 SH         SOLE        NONE   35,400
MEADOW VY CORP                   COM               583185103      229       20,000 SH         SOLE        NONE   20,000
MESABI TR                        CTF BEN INT       590672101      802       43,245 SH         SOLE        NONE   43,245
MFRI INC                         COM               552721102      255       24,741 SH         SOLE        NONE   24,741
MITTAL STEEL CO NV               NY REG SH CL A    60684P101      824       27,000 SH         SOLE        NONE   27,000
MONARCH COMMUNITY BANCORP IN     COM               609045109      274       22,030 SH         SOLE        NONE   22,030
MUTUALFIRST FINL INC             COM               62845B104      337       17,000 SH         SOLE        NONE   17,000
NL INDS INC                      COM NEW           629156407      764       71,100 SH         SOLE        NONE   71,100
NABI BIOPHARMACEUTICALS          COM               629519109      309       53,779 SH         SOLE        NONE   53,779
NEWPARK RES INC                  COM PAR $.01NEW   651718504      632      102,800 SH         SOLE        NONE  102,800
NEWPORT CORP                     COM               651824104    1,830      113,500 SH         SOLE        NONE  113,500
NOBLE ENERGY INC                 COM               655044105    1,560       33,300 SH         SOLE        NONE   33,300
NORTH AMER PALLADIUM LTD         COM               656912102       87       10,000 SH         SOLE        NONE   10,000
OAK HILL FINL INC                COM               671337103      395       15,500 SH         SOLE        NONE   15,500
OIL STS INTL INC                 COM               678026105    1,028       30,000 SH         SOLE        NONE   30,000
OMRIX BIOPHARMACEUTICALS INC     COM               681989109      162       12,100 SH         SOLE        NONE   12,100
OREGON STL MLS INC               COM               686079104    2,312       45,634 SH         SOLE        NONE   45,634
PACIFIC PREMIER BANCORP          COM               69478X105      317       27,100 SH         SOLE        NONE   27,100
PARALLEL PETE CORP DEL           COM               699157103    2,053       83,095 SH         SOLE        NONE   83,095
PARTNERS TR FINL GROUP INC N     COM               70213F102      333       29,198 SH         SOLE        NONE   29,198
PATTERSON COMPANIES INC          COM               703395103      279        8,000 SH         SOLE        NONE    8,000
PENWEST PHARMACEUTICALS CO       COM               709754105    3,285      150,467 SH         SOLE        NONE  150,467
PNC FINL SVCS GROUP INC          COM               693475105      702       10,000 SH         SOLE        NONE   10,000
PORTEC RAIL PRODS INC            COM               736212101      976       69,600 SH         SOLE        NONE   69,600
POWELL INDS INC                  COM               739128106      995       41,562 SH         SOLE        NONE   41,562
PROGENICS PHARMACEUTICALS IN     COM               743187106      409       17,000 SH         SOLE        NONE   17,000
QUANTA SVCS INC                  COM               74762E102      927       53,500 SH         SOLE        NONE   53,500
RANGE RES CORP                   COM               75281A109      476       17,500 SH         SOLE        NONE   17,500
REGAL ENTMT GROUP                CL A              758766109      610       30,000 SH         SOLE        NONE   30,000
SEARS HLDGS CORP                 COM               812350106      272        1,750 SH         SOLE        NONE    1,750
SGL CARBON AG                    SPONSORED ADR     784188203      166       25,000 SH         SOLE        NONE   25,000
SHAW GROUP INC                   COM               820280105    2,516       90,500 SH         SOLE        NONE   90,500
SIFCO INDS INC                   COM               826546103      190       39,400 SH         SOLE        NONE   39,400
SIRVA INC                        COM               82967Y104    1,953      301,800 SH         SOLE        NONE  301,800
SIX FLAGS INC                    COM               83001P109      281       50,000 SH         SOLE        NONE   50,000
SUN BANCORP INC                  COM               86663B102      744       45,790 SH         SOLE        NONE   45,790
SUN MICROSYSTEMS INC             COM               866810104      208       50,000 SH         SOLE        NONE   50,000
SYNAPTICS INC                    COM               87157D109    1,295       60,500 SH         SOLE        NONE   60,500
SYNTROLEUM CORP                  COM               871630109      121       20,000 SH         SOLE        NONE   20,000
TALISMAN ENERGY INC              COM               87425E103      262       15,000 SH         SOLE        NONE   15,000
TELIK INC                        COM               87959M109      865       52,400 SH         SOLE        NONE   52,400
TERRA INDS INC                   COM               880915103      892      140,000 SH         SOLE        NONE  140,000
TESCO CORP                       COM               88157K101    1,089       52,575 SH         SOLE        NONE   52,575
TESORO  CORP                     COM               881609101      521        7,000 SH         SOLE        NONE    7,000
TITANIUM METALS CORP             COM NEW           888339207      633       18,400 SH         SOLE        NONE   18,400
TODCO                            CL A              88889T107      776       19,000 SH         SOLE        NONE   19,000
TRANSOCEAN INC                   ORD               G90078109      803       10,000 SH         SOLE        NONE   10,000
TRC COS INC                      COM               872625108      848       80,500 SH         SOLE        NONE   80,500
TREDEGAR CORP                    COM               894650100      380       24,000 SH         SOLE        NONE   24,000
UNITED STATES STL CORP NEW       COM               912909108    1,192       17,000 SH         SOLE        NONE   17,000
UNITED STATES LIME & MINERAL     COM               911922102      918       27,900 SH         SOLE        NONE   27,900
VALERO ENERGY CORP NEW           COM               91913Y100      698       10,500 SH         SOLE        NONE   10,500
WABTEC CORP                      COM               929740108      374       10,000 SH         SOLE        NONE   10,000
WASHINGTON MUT INC               COM               939322103      228        5,000 SH         SOLE        NONE    5,000
WEATHERFORD INTERNATIONAL LT     COM               G95089101      794       16,000 SH         SOLE        NONE   16,000
WESTMORELAND COAL CO             COM               960878106      266       11,200 SH         SOLE        NONE   11,200
W-H ENERGY SVCS INC              COM               92925E108      610       12,000 SH         SOLE        NONE   12,000
XANSER CORP                      COM               98389J103      431       85,400 SH         SOLE        NONE   85,400
XTO ENERGY INC                   COM               98385X106      443       10,000 SH         SOLE        NONE   10,000

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